Investment Strategy - Saba Opportunistically Hedged Closed-End Funds ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes), (a) in securities issued by closed-end funds or derivatives that provide investment exposure to closed-end funds either directly or indirectly (the “Underlying Funds”), which includes those that are domiciled outside of the U.S. or whose securities are traded on a non-U.S. exchange, and (b) opportunistically in long and/or short positions of (i) single name or basket securities or instruments seeking to hedge market exposure and/or (ii) derivatives instruments seeking to hedge market exposure. For purposes of this investment test, derivatives instruments will be valued at their notional amount and physical short positions will be valued using the value of the asset sold short. Closed-end funds are registered investment companies and non-U.S. equivalents that, unlike open-end funds, do not typically issue redeemable shares. Instead, a fixed number of shares trade on a secondary market, such as a securities exchange. The Fund expects to invest in Underlying Funds operated by a diversified group of closed-end fund managers (“Underlying Fund Managers”) that invest in equity securities, fixed income securities, and/or commodities. The Fund may invest in Underlying Funds that are domiciled outside of the U.S. or whose securities are traded on a non-U.S. exchange. The Fund’s sub-adviser, Saba Capital Management, L.P. (the “Sub-Adviser” or “Saba”), uses an investment process that combines fundamental analysis, quantitative analysis and proprietary screening tools. In seeking to maximize value, the Fund may invest in Underlying Funds that are, or the Sub-Adviser believes may become, the subject of an activist campaign by a shareholder, such as a proxy contest, whose aim is to eliminate or reduce the discount to the Underlying Fund’s net asset value (“NAV”). Such activism may be initiated by the Sub-Adviser (on behalf of its other clients) or by third parties.

The Fund normally invests in Underlying Funds that primarily pursue high income opportunities, including Underlying Funds that invest in dividend and other income-producing securities (equity securities) and Underlying Funds that invest in high yield or non-investment grade securities (commonly referred to as “junk bonds”). The Underlying Funds will have the flexibility to invest in a broad range of securities. The Underlying Funds may invest in securities with a range of maturities from short- to long-term. Substantially all of the Underlying Funds’ assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Investors Service or CCC+ or lower by Standard & Poor’s Ratings Services and Fitch Ratings) and unrated securities of equivalent investment quality. The Underlying Funds may invest in equity securities, municipal securities, investment grade securities, and unrated securities. The Underlying Funds also may invest in foreign and emerging markets securities (including through depositary receipts or other securities convertible into securities of foreign issuers), mortgage-related and other asset-backed securities, real estate investment trusts (“REITs”), loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques, including investments in derivative instruments. The Underlying Funds may also make short sales of securities or maintain a short position. Substantially all of the Underlying Funds in which the Fund invests will be exchange-traded.

The Fund may borrow for investment purposes. The Fund may also take short positions for speculative or hedging purposes, including futures contracts (including futures on U.S. Treasury obligations), swaps (including total return swaps), put and call options (including options on indices or futures contracts), ETFs that track the performance of bond or equity indices, and Underlying Funds. Short positions will generally be used to mitigate the Fund's overall level of risk and/or levels of risk to interest rates, particular types of securities, or market segments.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes), (a) in securities issued by closed-end funds or derivatives that provide investment exposure to closed-end funds either directly or indirectly (the “Underlying Funds”), which includes those that are domiciled outside of the U.S. or whose securities are traded on a non-U.S. exchange, and (b) opportunistically in long and/or short positions of (i) single name or basket securities or instruments seeking to hedge market exposure and/or (ii) derivatives instruments seeking to hedge market exposure.